INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

NOTE 16 - INCOME TAXES

US Taxation

On December 22, 2017, the U.S. government enacted the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act includes significant changes to the U.S. corporate income tax system including: a federal corporate rate reduction from 35% to 21%; limitations on the deductibility of interest expense and executive compensation; creation of the base erosion anti-abuse tax (“BEAT”) and Global Intangible Low Taxed Income (“GILTI”) tax, a new minimum tax; and the transition of U.S. international taxation from a worldwide tax system to a modified territorial tax system.

The Company elected to account for Global Intangible Low-Taxed Income (“GILTI”) as a current-period expense when incurred. The Company’s GILTI for the year ended December 31, 2020 and 2019 was $2,024 and $3,982, respectively. The Company did not record any expenses in relation to GILTI due to its net operating losses carry forwards and to the fact that its deferred taxes as of December 31, 2021, 2020 and 2019 were reduced by a valuation allowance.

Israeli Taxation -

a.	Tax rates – the income of the Israeli subsidiary, other than from Approved Enterprises is taxed in Israel at the regular corporate tax rates. The corporate was 23% for 2018 and thereafter. Capital gain on a sale of assets is subject to capital gain tax according to the corporate tax rate in effect in the year during which the assets are sold.

b.	Law for Encouragement of Capital Investments, 1959 - In recent years, several amendments have been made to the Encouragement of Capital Investments Law which enabled new alternative benefit tracks, subject to certain conditions. The Encouragement of Capital Investments Law was amended as part of the Economic Policy Law for the years 2011-2012 (amendment 68 to the Encouragement of Capital Investments Law), which was passed by the Israeli Knesset on December 29, 2010. The amendment sets alternative benefit tracks to those in effect under the provisions of the Encouragement of Capital Investments Law. The Company’s benefits include a reduced tax rate of 16% on revenues associated with the research and development activity.

The components of net loss before income taxes for each of the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
Net gain (loss) before income taxes:
U.S. Domestic	$(27,181)	$(37,758)	$(8,013)
Foreign	1,942	22,475	12,178
	$(25,239)	$(15,283)	$4,165

NOTE 16 - INCOME TAXES (continued)

The components of provision for income taxes for each of the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
Current tax provision:
Federal	$—	$—	$—
State	464	367	147
Foreign	9,463	8,660	5,065
Deferred tax provision:
Federal	—	—	—
State	—	—	—
Foreign	(1,216)	(707)	(503)
	$8,711	$8,320	$4,709

The Company had an effective tax rate of 34% for the year ended December 31, 2021 compared to effective tax rate of (54%) for the year ended December 31, 2020 and 113% for the year ended December 31, 2019.

A reconciliation of the statutory U.S. federal income tax rate of 21% in 2021, 2020 and 2019, respectively, to the actual tax rate is as follows:

	Year Ended December 31,
	2021	2020	2019
Tax computed at the statutory U.S. federal income tax rate	$(5,308)	$(3,209)	$874
State and local taxes	1,023	1,073	487
Valuation allowances	1,861	8,564	(324)
Share-based compensation	7,957	2,287	2,002
Differences in foreign tax rate	(1,213)	(822)	(45)
Uncertain tax positions	4,384	684	1,494
Other	7	(257)	221
	$8,711	$8,320	$4,709

NOTE 16 - INCOME TAXES (continued)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of long-term assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s long-term deferred tax assets were as follows:

	Year Ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$24,972	$24,543
Transaction loss provision	679	272
Property, equipment & software	152	31
Stock options	3,528	—
Accrued expenses	2,092	—
Employee benefits	4,972	3,653
Gross deferred tax assets	36,395	28,499
Valuation allowance	(22,394)	(14,442)
Total deferred tax assets	14,001	14,057

Deferred tax liabilities:
Contract assets	431	—
Internal use software	8,670	10,373
Total deferred tax liabilities	9,101	10,373

Net deferred tax assets	$4,900	$3,684

The Company has classified the net deferred tax assets as long-term. Deferred taxes as of December 31, 2021 were reduced by a valuation allowance relating to net operating losses and share-based compensation. In assessing the likelihood of realizing deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based on the taxable loss in the United States, management believes it was more likely than not that the deferred tax assets will not be realized in the United States. Management believes it was more likely than not that deferred tax assets will be realized for the Israel subsidiary.

Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the determination of the appropriate valuation allowances, the Company has considered the most recent projections of future business results and taxable income by jurisdiction. Actual results may vary in comparison to current projections.

As of December 31, 2021, 2020 and 2019, the Company had net operating loss carry forwards for federal and state income tax purposes of approximately $47,528, $40,200 and $24,500, respectively. These net operating losses can be utilized to reduce future taxable income, if any. The excess tax benefits from share-based compensation is $15,992. Utilization of the net operating loss carryforwards may be subject to substantial annual limitations due to ownership change provisions of the Internal Revenue Code of 1986, as amended and similar state provisions. The annual limitation may result in the expiration of net operating loss carryforwards before utilization. The expiration date of the federal and state loss carryovers is from 2031 through 2040.

NOTE 16 - INCOME TAXES (continued)

Provisions of ASC 740-10 clarify whether to recognize assets or liabilities for tax positions taken that may be challenged by a tax authority. A reconciliation of the beginning and ending amount of unrecognized tax benefits, which is included in other long-term obligations on the Company’s consolidated balance sheets, is as follows:

Balance at December 31, 2020	$5,076
Decreases for tax positions in prior years	—
Increases for tax positions related to current year	4,464
Balance at December 31, 2021	$9,540

Balance at December 31, 2019	$4,391
Decreases for tax positions in prior years	(1,000)
Increases for tax positions related to current year	1,685
Balance at December 31, 2020	$5,076

The following table presents the change in the Company’s valuation allowance during the periods presented:

Balance at December 31, 2020	$14,442
Additions to valuation allowance	7,952
Deductions to valuation allowance	—
Balance at December 31, 2021	$22,394

Balance at December 31, 2019	$2,766
Additions to valuation allowance	11,676
Deductions to valuation allowance	—
Balance at December 31, 2020	$14,442

Balance at December 31, 2018	$2,384
Additions to valuation allowance	382
Deductions to valuation allowance	—
Balance at December 31, 2019	$2,766

All of the Company’s unrecognized tax benefits, if recognized in future periods, would impact the Company’s effective tax rate in such future periods. The Company recognizes both interest and penalties as part of the income tax provision. During the years ended December 31, 2021, 2020 and 2019, the Company did not incur any interest and penalties related to income taxes.

NOTE 16 - INCOME TAXES (continued)

Tax years from 2018 and forward remain open to examinations by US federal and state authorities due to net operating loss carry forwards. The Company is currently not under examinations by the Internal Revenue Service. The Israeli and German subsidiaries are both under tax examination for the years 2016 through 2018. The Company will comply with the requests to the extent required by law. The Israeli subsidiary has a tax rate of 23% in 2021, 2020 and 2019, respectively.